Concentration of Credit Risks	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentration of Credit Risks

Note 4 – Concentration of Credit Risks

Cash

The Company maintains its cash in accounts at financial institutions, which may, at times, exceed federally-insured limits of $250,000.

Revenue and Accounts Receivable

As of September 30, 2023 and December 31, 2022, the Company had the following revenue and accounts receivable concentrations:

	September 30, 2023		December 31, 2022
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable
	(Unaudited)
Medicare payment	21%	20%	32%	18%

Note 4 – Concentration of Credit Risks

Cash

The Company maintains its cash in accounts at financial institutions, which may, at times, exceed federally-insured limits of $250,000.

Revenue and Accounts Receivable Concentration

As of December 31, 2022 and 2021, the Company had revenue and accounts receivable concentration related to payments from Medicare as outlined in the table below:

	2022		2021
	% of Revenue	% of Accounts Receivable	% of Revenue	% of Accounts Receivable

Medicare payments	32%	18%	37%	16%